Business Combinations (Details) (USD $) In Millions, unless otherwise specified				3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Pending Acquisition [Member] NumberofBusinesses	Dec. 31, 2011 C P Equity LLC, Denver, Colorado [Member]	Dec. 31, 2011 Certain assets of Foreign Currency Exchange Corp, Orlando, Florida [Member]	Dec. 31, 2011 LaCrosse Holdings, LLC, Minneapolis, Minnesota [Member]	Dec. 31, 2011 Other Acquired Companies [Member] NumberofBusinesses	Dec. 31, 2010 Other Acquired Companies [Member] NumberofBusinesses	Dec. 31, 2009 Other Acquired Companies [Member] NumberofBusinesses	Dec. 31, 2010 Certain assets of GMAC Commercial Finance, LLC, New York, New York [Member]	Dec. 31, 2009 Capital TempFunds, Fort Lauderdale, Florida [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 588	$ 470	$ 113	$ 835	$ 389	$ 46	$ 116	$ 37	$ 40	$ 39	$ 430	$ 74
Date					July 1	August 1	November 30				April 30	March 2
Various Dates								Various	Various	Various
Business Combinations (Textuals) [Abstract]
Business Acquisition, Number Completed during period				2				7	5	8